Interim consolidated statements of other comprehensive income (Unaudited) - BRL (R$) R$ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Interim consolidated statements of other comprehensive income (Unaudited)
Net income	R$ 210.6	R$ 55.4
Other comprehensive loss to be reclassified to profit or loss in subsequent periods:
Changes in fair value of cash flow hedges, net of tax	2.0	0.6
Total comprehensive income	R$ 212.6	R$ 56.0